Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
(11) Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share (“ASC 260”). TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 (“ASC 260-10”), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share (“EPS”). Participating securities under this statement include the unvested employees’ and directors’ restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments. At December 31, 2015 and 2014, the Company no longer has any unvested awards that would be considered participating securities.

A reconciliation of the component parts of earnings per share for 2015, 2014 and 2013 follows:

(dollars in thousands, except per share data)
	2015	2014	2013
For the years ended
December 31:
Net income	$42,238	44,193	39,812
Less: Net income allocated to participating securities	-	43	45
Net income allocated to common shareholders	$42,238	44,150	39,767
Basic EPS:
Distributed earnings allocated to common stock	$24,961	24,866	24,745
Undistributed earnings allocated to common stock	17,277	19,284	15,022
Net income allocated to common shareholders	$42,238	44,150	39,767
Weighted average common shares outstanding including participating securities	95,103	94,721	94,266
Less: Participating securities	-	93	106
Weighted average common shares	95,103	94,628	94,160

Basic EPS	$0.444	0.467	0.422

Diluted EPS:
Net income allocated to common shareholders	$42,238	44,150	39,767
Weighted average common shares for basic EPS	95,103	94,628	94,160
Effect of Dilutive Securities:
Stock Options	110	125	46
Weighted average common shares including potential dilutive shares	95,213	94,753	94,206

Diluted EPS	$0.444	0.466	0.422

As of December 31, 2015, 2014 and 2013, the weighted average number of antidilutive stock options excluded from diluted earnings per share was approximately 1.5 million, 2.3 million, and 2.5 million, respectively. The stock options are antidilutive because the strike price is greater than the average fair value of the Company’s common stock for the periods presented.